Summary of Stock Option Activity (Detail) - Stock Option And Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Granted Under Plans
Beginning balance	2,227,700	2,973,788	4,350,631
Granted	259,059	366,985	264,950
Exercised	(773,753)	(926,407)	(1,249,759)
Cancelled	(86,424)	(186,666)	(392,034)
Ending Balance	1,626,582	2,227,700	2,973,788
Vested and exercisable at end of period	657,729
Number of Shares
Beginning balance	2,227,700	2,973,788	4,350,631
Granted	259,059	366,985	264,950
Exercised	(773,753)	(926,407)	(1,249,759)
Cancelled	(86,424)	(186,666)	(392,034)
Ending balance	1,626,582	2,227,700	2,973,788
Vested and exercisable at end of period	657,729
Weighted Average Exercise Price
Beginning balance	$ 28.00	$ 24.20	$ 23.01
Granted	68.25	45.82	33.09
Exercised	27.13	24.02	21.60
Cancelled	27.32	22.17	25.27
Ending balance	34.87	28.00	24.20
Vested and exercisable at end of period	24.15
Weighted Average Grant Date Fair Value
Beginning balance	10.40	9.57	9.17
Granted	19.75	14.09	12.05
Exercised	10.31	9.45	8.58
Cancelled	10.31	9.01	10.02
Ending balance	11.94	$ 10.40	$ 9.57
Vested and exercisable at end of period	$ 9.36